Segments of Business and Geographic Areas (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 4,104	$ 3,666	$ 3,158
Consumer [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	539	575	631
Pharmaceutical [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	1,075	1,010	958
Medical Devices and Diagnostics [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	2,224	1,857	1,331
Operating Segments [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	3,838	3,442	2,920
General Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation and Amortization by Segment	$ 266	$ 224	$ 238